Summary of Significant Accounting Policies - Narrative (Details) - EMSP 334 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Total investments	$ 25,652	$ 23,423
Percentage of market value of securities required for collateral	102.00%
Percentage of market value of securities required for collateral denominated in different currencies	105.00%
Other investments on loan
EBP, Accounting Policy [Line Items]
Total investments	$ 0	$ 2